STOCK-BASED COMPENSATION - Compensation expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation	$ 8,687	$ 9,178
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation	661	2,832
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation	4,729	8,976
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation	$ 3,297	$ (2,630)